T. ROWE PRICE Corporate Income Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.6%
Car Loan 1.4%
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 1,210 1,210
Exeter Automobile Receivables Trust
Series 2022-6A, Class A2
5.73%, 11/17/25  830 830
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  443 443
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  660 651
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,045 954
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 2,226 2,174
Santander Retail Auto Lease Trust
Series 2021-B, Class C
1.10%, 6/20/25 (1) 1,720 1,628
7,890
Other Asset-Backed Securities 4.2%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 2,787 2,705
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,567 2,438
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 608 570
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 803 647
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,042
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (1) 3,651 3,371
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 105 95

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 2,442 2,160
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,700 4,292
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 1,836 1,675
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,415 2,826
22,821
Total Asset-Backed Securities
(Cost $33,333) 30,711
CORPORATE BONDS 88.5%
FINANCIAL INSTITUTIONS 43.0%
Banking 30.9%
Ally Financial, 2.20%, 11/2/28  2,231 1,813
Australia & New Zealand Banking Group, 6.742%, 12/8/32 (1) 4,180 4,318
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,815 1,803
Bank of America, VR, 1.922%, 10/24/31 (2) 3,605 2,797
Bank of America, VR, 3.194%, 7/23/30 (2) 1,495 1,299
Bank of America, VR, 4.271%, 7/23/29 (2) 4,055 3,812
Bank of America, VR, 4.376%, 4/27/28 (2) 2,850 2,720
Bank of America, Series N, VR, 1.658%, 3/11/27 (2) 2,700 2,405
Bank of America, Series TT, VR, 6.125% (2)(3)(4) 1,580 1,548
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(2) 2,440 2,445
Bank of Nova Scotia, 4.85%, 2/1/30  2,535 2,457
Barclays, VR, 2.279%, 11/24/27 (2) 2,465 2,166
Barclays, VR, 2.852%, 5/7/26 (2) 4,380 4,103
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2) 4,090 3,791
BNP Paribas, VR, 5.125%, 1/13/29 (1)(2) 4,160 4,093
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 2,225 2,217
Capital One Financial, VR, 2.359%, 7/29/32 (2) 1,615 1,185
Capital One Financial, VR, 3.273%, 3/1/30 (2) 3,285 2,834
Capital One Financial, VR, 5.468%, 2/1/29 (2) 1,870 1,836
Citigroup, VR, 2.52%, 11/3/32 (2) 2,205 1,744
Citigroup, VR, 2.572%, 6/3/31 (2) 5,550 4,558
Citigroup, VR, 3.98%, 3/20/30 (2) 7,570 6,911
Citigroup, VR, 4.412%, 3/31/31 (2) 5,725 5,325
Danske Bank, VR, 4.298%, 4/1/28 (1)(2) 4,745 4,469
Goldman Sachs Group, VR, 1.992%, 1/27/32 (2) 1,695 1,302

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2) 4,190 3,360
Goldman Sachs Group, VR, 3.436%, 2/24/43 (2) 3,440 2,577
Goldman Sachs Group, VR, 3.814%, 4/23/29 (2) 4,520 4,160
Goldman Sachs Group, VR, 4.482%, 8/23/28 (2) 1,155 1,107
HSBC Holdings, 4.95%, 3/31/30  2,770 2,659
HSBC Holdings, VR, 1.589%, 5/24/27 (2) 535 468
ING Groep, VR, 1.726%, 4/1/27 (2) 5,750 5,110
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 145 120
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,140 957
JPMorgan Chase, VR, 4.323%, 4/26/28 (2) 2,880 2,746
JPMorgan Chase, VR, 4.851%, 7/25/28 (2) 5,385 5,247
JPMorgan Chase, VR, 4.912%, 7/25/33 (2) 435 416
KBC Group, VR, 5.796%, 1/19/29 (1)(2) 3,380 3,334
Macquarie Bank, 6.798%, 1/18/33 (1) 2,850 2,883
Mitsubishi UFJ Financial Group, VR, 5.422%, 2/22/29 (2) 1,340 1,330
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 1,855 1,411
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 1,460 1,221
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 1,135 847
Morgan Stanley, VR, 3.591%, 7/22/28 (2) 600 555
Morgan Stanley, VR, 3.772%, 1/24/29 (2) 6,207 5,725
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 4,860 4,575
Morgan Stanley, VR, 5.597%, 3/24/51 (2) 995 1,030
Morgan Stanley, VR, 5.948%, 1/19/38 (2) 955 932
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(2) 1,455 1,304
NatWest Group, VR, 5.847%, 3/2/27 (2) 555 555
NatWest Group, VR, 7.472%, 11/10/26 (2) 1,590 1,652
PNC Financial Services Group, VR, 5.354%, 12/2/28 (2) 2,805 2,813
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 2,360 2,050
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2) 6,590 5,880
Standard Chartered, VR, 1.456%, 1/14/27 (1)(2) 3,250 2,876
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2) 1,305 1,228
UBS Group, VR, 4.703%, 8/5/27 (1)(2) 4,650 4,493
UBS Group, VR, 5.711%, 1/12/27 (1)(2) 2,845 2,840
Wells Fargo, 4.15%, 1/24/29  3,500 3,273
Wells Fargo, VR, 3.068%, 4/30/41 (2) 8,915 6,467
Wells Fargo, VR, 3.526%, 3/24/28 (2) 2,150 1,992
Wells Fargo, VR, 5.013%, 4/4/51 (2) 3,370 3,098
Wells Fargo, Series BB, VR, 3.90% (2)(4) 1,465 1,304
168,546
Brokerage Asset Managers Exchanges 1.8%
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,295
Intercontinental Exchange, 3.00%, 6/15/50  2,705 1,839
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 5,112
LSEGA Financing, 3.20%, 4/6/41 (1) 620 469
9,715

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 0.4%
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,321
2,321
Insurance 8.1%
Assurant, 6.10%, 2/27/26  870 875
Centene, 2.50%, 3/1/31  1,075 843
Centene, 3.00%, 10/15/30  1,015 825
Centene, 3.375%, 2/15/30  970 818
Centene, 4.625%, 12/15/29  1,470 1,345
CNO Financial Group, 5.25%, 5/30/29  3,295 3,105
Corebridge Financial, 3.85%, 4/5/29 (1) 1,980 1,791
Elevance Health, 5.125%, 2/15/53  1,450 1,375
Enstar Group, 3.10%, 9/1/31  4,050 3,055
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,307
Equitable Holdings, 5.594%, 1/11/33  1,915 1,896
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 2,991
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,806
Humana, 2.15%, 2/3/32  1,185 915
Humana, 3.70%, 3/23/29  2,090 1,893
Humana, 5.875%, 3/1/33  2,645 2,718
Jackson Financial, 5.17%, 6/8/27 (3) 3,355 3,329
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(2) 1,400 1,405
New York Life Insurance, 3.75%, 5/15/50 (1) 3,755 2,961
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,363
UnitedHealth Group, 4.75%, 5/15/52  480 442
UnitedHealth Group, 5.35%, 2/15/33  2,685 2,746
UnitedHealth Group, 5.875%, 2/15/53  1,340 1,445
44,249
Real Estate Investment Trusts 1.8%
Alexandria Real Estate Equities, 4.75%, 4/15/35  1,000 946
Brixmor Operating Partnership, 3.90%, 3/15/27  400 371
Brixmor Operating Partnership, 4.05%, 7/1/30  1,813 1,598
Kilroy Realty, 4.25%, 8/15/29  2,980 2,605
Life Storage, 4.00%, 6/15/29  3,000 2,720
Regency Centers, 3.70%, 6/15/30  1,762 1,553
9,793
Total Financial Institutions 234,624
INDUSTRIAL 37.3%
Basic Industry 2.8%
ArcelorMittal, 6.55%, 11/29/27  4,255 4,351
Celanese U.S. Holdings, 6.05%, 3/15/25  3,865 3,851
Dow Chemical, 6.90%, 5/15/53  1,270 1,421
South32 Treasury, 4.35%, 4/14/32 (1) 3,150 2,766

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Yara International, 7.378%, 11/14/32 (1) 2,640 2,812
15,201
Capital Goods 0.9%
Eaton, 4.15%, 3/15/33  1,375 1,267
Regal Rexnord, 6.05%, 2/15/26 (1) 1,015 1,006
Waste Connections, 2.95%, 1/15/52  4,310 2,831
5,104
Communications 6.3%
AT&T, 3.50%, 6/1/41  610 458
AT&T, 3.50%, 9/15/53  1,900 1,297
Comcast, 2.887%, 11/1/51  4,090 2,633
Crown Castle, 2.50%, 7/15/31  3,900 3,144
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,676
DISH Network, 11.75%, 11/15/27 (1) 1,250 1,267
Meta Platforms, 4.45%, 8/15/52  3,030 2,512
Rogers Communications, 3.20%, 3/15/27 (1) 2,345 2,153
Rogers Communications, 4.35%, 5/1/49  90 70
Rogers Communications, 4.55%, 3/15/52 (1) 3,165 2,520
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,194
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 700
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,088
Verizon Communications, 2.875%, 11/20/50  2,030 1,273
Verizon Communications, 3.00%, 11/20/60  1,950 1,167
Verizon Communications, 3.875%, 3/1/52 (3) 3,205 2,448
Vodafone Group, 4.25%, 9/17/50  3,550 2,787
Warnermedia Holdings, 3.638%, 3/15/25 (1) 1,420 1,354
Warnermedia Holdings, 3.755%, 3/15/27 (1) 3,020 2,758
34,499
Consumer Cyclical 4.1%
Adient Global Holdings, 7.00%, 4/15/28 (1) 1,395 1,395
Best Buy, 1.95%, 10/1/30  2,200 1,729
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 605 596
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,661
Ford Motor Credit, 6.95%, 3/6/26  405 406
GLP Capital, 5.375%, 4/15/26  1,719 1,677
Lowe's, 3.75%, 4/1/32  1,235 1,094
Lowe's, 5.00%, 4/15/33 (3) 1,440 1,385
Marriott International, 5.00%, 10/15/27  2,290 2,260
McDonald's, 3.625%, 9/1/49  1,970 1,481
Nissan Motor, 3.522%, 9/17/25 (1) 3,755 3,496
QVC, 4.45%, 2/15/25  2,150 1,736
Starbucks, 3.35%, 3/12/50  4,667 3,297
22,213
Consumer Non-Cyclical 11.6%
AbbVie, 4.05%, 11/21/39  5,310 4,495
AbbVie, 4.25%, 11/21/49  665 554

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
AbbVie, 4.70%, 5/14/45  1,390 1,231
AbbVie, 4.875%, 11/14/48  2,085 1,911
Altria Group, 3.70%, 2/4/51  4,250 2,692
Amgen, 4.875%, 3/1/53  885 787
Amgen, 5.60%, 3/2/43  4,190 4,134
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  1,330 1,337
BAT International Finance, 4.448%, 3/16/28  3,375 3,135
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 861
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 2,267
CVS Health, 5.05%, 3/25/48  7,370 6,605
Darling Ingredients, 6.00%, 6/15/30 (1) 205 198
Hasbro, 3.55%, 11/19/26  3,695 3,448
Hasbro, 3.90%, 11/19/29  700 617
HCA, 3.125%, 3/15/27 (1) 4,075 3,709
Imperial Brands Finance, 6.125%, 7/27/27 (1) 3,155 3,175
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.955%, 1/1/50  730 505
Mondelez International, 2.75%, 4/13/30  3,467 2,978
PerkinElmer, 1.90%, 9/15/28  5,985 4,976
Philip Morris International, 5.125%, 2/15/30  2,760 2,702
Philip Morris International, 5.75%, 11/17/32  3,410 3,443
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  3,090 2,700
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 1,943
Utah Acquisition Sub, 5.25%, 6/15/46  1,440 1,116
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,507
63,026
Energy 5.9%
Aker BP, 2.00%, 7/15/26 (1) 3,365 2,986
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,390
DCP Midstream Operating, 5.625%, 7/15/27  640 634
Energy Transfer, 6.00%, 6/15/48  1,670 1,528
Eni, Series X-R, 4.75%, 9/12/28 (1) 1,500 1,457
Enterprise Products Operating, 3.70%, 1/31/51  1,335 976
Enterprise Products Operating, 4.20%, 1/31/50  890 711
Hess, 4.30%, 4/1/27  1,800 1,724
Hess, 5.60%, 2/15/41  1,962 1,826
Hess, 7.125%, 3/15/33  400 429
Kinder Morgan, 5.05%, 2/15/46  756 637
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 5,509
Targa Resources Partners, 5.50%, 3/1/30  1,063 1,006
Targa Resources Partners, 6.875%, 1/15/29  2,856 2,892
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,101
Var Energi, 8.00%, 11/15/32 (1) 2,675 2,783
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 720 621
32,210
Technology 4.0%
CDW, 2.67%, 12/1/26  3,800 3,375

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Equifax, 5.10%, 12/15/27  2,080 2,058
Fortinet, 2.20%, 3/15/31  2,420 1,927
Intel, 5.125%, 2/10/30  1,050 1,035
Micron Technology, 6.75%, 11/1/29  2,115 2,170
Moody's, 4.25%, 8/8/32  600 556
Motorola Solutions, 5.60%, 6/1/32  1,560 1,522
Oracle, 6.90%, 11/9/52  2,930 3,158
Salesforce, 2.70%, 7/15/41  6,005 4,236
VMware, 1.80%, 8/15/28  1,070 874
Workday, 3.80%, 4/1/32 (3) 1,150 1,010
21,921
Transportation 1.7%
Kansas City Southern, 3.50%, 5/1/50  4,010 2,926
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 2,466 2,460
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,630
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,344 1,129
9,145
Total Industrial 203,319
UTILITY 8.2%
Electric 7.9%
AEP Texas, 4.70%, 5/15/32  2,825 2,674
American Electric Power, 5.95%, 11/1/32  780 800
Commonwealth Edison, 4.90%, 2/1/33  2,725 2,698
DPL, 4.125%, 7/1/25  2,065 1,939
Duke Energy, 5.00%, 8/15/52  4,660 4,141
Edison International, 6.95%, 11/15/29  2,765 2,901
EDP Finance, 6.30%, 10/11/27 (1) 2,070 2,134
Enel Finance America, 7.10%, 10/14/27 (1) 800 837
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 2,815
Exelon, 3.35%, 3/15/32  2,125 1,806
Georgia Power, 4.70%, 5/15/32  2,005 1,907
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,089
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 2,900 2,922
Pacific Gas & Electric, 2.95%, 3/1/26  4,090 3,786
Southern, 5.113%, 8/1/27  2,115 2,082
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 1,960
Vistra Operations, 5.125%, 5/13/25 (1) 4,990 4,846
43,337
Natural Gas 0.3%
Sempra Energy, 3.70%, 4/1/29  1,770 1,609
1,609
Total Utility 44,946
Total Corporate Bonds
(Cost $538,786) 482,889

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.0%
Owned No Guarantee 2.0%
Export-Import Bank of Korea, 5.00%, 1/11/28  440 442
NBN, 2.625%, 5/5/31 (1) 4,840 3,933
Syngenta Finance, 4.441%, 4/24/23 (1) 6,755 6,729
11,104
Sovereign 1.0%
Republic of Hungary, 6.125%, 5/22/28 (1) 1,510 1,536
State of Qatar, 3.75%, 4/16/30 (1) 4,200 4,002
5,538
Total Foreign Government Obligations & Municipalities
(Cost $17,679) 16,642
MUNICIPAL SECURITIES 0.6%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  660 613
613
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (5) 2,154 926
926
Texas 0.3%
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  2,150 1,607
1,607
Virginia 0.0%
Univ. of Virginia, 2.256%, 9/1/50  245 153
Univ. of Virginia, Series B, 2.584%, 11/1/51  195 130
283
Total Municipal Securities
(Cost $4,226) 3,429
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.8%
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds, 3.25%, 5/15/42  1,565 1,383
U.S. Treasury Bonds, 4.75%, 2/15/37 (6) 2,670 2,917
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,266) 4,300

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 12,368 12,368
Total Short-Term Investments
(Cost $12,368) 12,368
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 4,132 4,132
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,132
Total Securities Lending Collateral
(Cost $4,132) 4,132
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put, 6/16/23
@ $77.00 (9) 190 1,416 68
Russell 2000 Index, Put, 6/16/23 @ $1,880.00 (9) 6 1,138 46
Total Exchange-Traded Options Purchased (Cost $107) 114
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S39, 5 Year Index,
12/20/27), Pay 5.00%
Quarterly, Receive upon
credit default, 3/15/23 @
99.00%* (9) 1 11,100 14
Goldman Sachs
S&P 500 Index, Put, 3/17/23
@ $3,920.00 (9) 5 1,985 23

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
S&P 500 Index, Put, 6/16/23
@ $3,890.00 (9) 4 1,588 47
Total OTC Options Purchased (Cost $348) 84
Total Options Purchased (Cost $455) 198
Total Investments in Securities 101.6%
(Cost $616,245) $ 554,669
Other Assets Less Liabilities (1.6)% (8,780)
Net Assets 100.0% $ 545,889
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$170,830 and represents 31.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 28, 2023.
(4) Perpetual security with no stated maturity date.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
(9) Non-income producing
ETF Exchange-Traded Fund
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 11,335 (907) (708) (199)
Total Bilateral Credit Default Swaps, Protection
Bought (708) (199)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 49 11 38
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 45 (19) 64
Total Bilateral Credit Default Swaps, Protection Sold (8) 102
Total Bilateral Swaps (716) (97)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 24 73 (49)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (49)
Total Centrally Cleared Swaps (49)
Net payments (receipts) of variation margin to date 50
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 279 U.S. Treasury Long Bond contracts 6/23 34,936 $ (150)
Short, 73 U.S. Treasury Notes five year contracts 6/23 (7,815) 15
Short, 86 U.S. Treasury Notes ten year contracts 6/23 (9,603) 5
Long, 164 U.S. Treasury Notes two year contracts 6/23 33,411 (78)
Short, 82 Ultra U.S. Treasury Notes ten year contracts 6/23 (9,609) 27
Net payments (receipts) of variation margin to date 140
Variation margin receivable (payable) on open futures contracts $ (41)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 154++
Totals $ —# $ — $ 154+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 10,953  ¤  ¤ $ 16,500
Total $ 16,500^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $154 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,500.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE Corporate Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 537,971 $ — $ 537,971
Short-Term Investments 12,368 — — 12,368
Securities Lending Collateral 4,132 — — 4,132
Options Purchased — 198 — 198
Total Securities 16,500 538,169 — 554,669
Swaps — 94 — 94
Futures Contracts* 47 — — 47
Total $ 16,547 $ 538,263 $ — $ 554,810
Liabilities
Swaps* $ — $ 956 $ — $ 956
Futures Contracts* 228 — — 228
Total $ 228 $ 956 $ — $ 1,184
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F112-054Q3 02/23